Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Summary of employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Employee severance indemnity	5,571	5,677
Jubilee benefits	238	228
Other post-employment plans	1,074	1,228
Stock grant plan	280	280
Total employee benefits	7,163	7,413

Summary of group's liabilities for employee benefits

The Group’s liabilities for employee benefits are as follows:

	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
	(EUR thousand)
At January 1, 2023	4,936	213	940	39	6,128
Acquisition of Perugini S.r.l.	387	—	—	—	387
Interest cost	178	6	83	2	269
Current service cost	353	26	259	9	647
Benefits paid	(422)	(21)	(233)	(15)	(691)
Actuarial gains and losses	245	4	(9)	10	250
Exchange rate differences	—	—	143	—	143
At December 31, 2023	5,677	228	1,183	45	7,133

Recognized in the consolidated income statement	531	36	341	11	919
Recognized in the other comprehensive income	245	—	(9)	10	246

At January 1, 2024	5,677	228	1,183	45	7,133
Interest cost	171	6	92	1	270
Current service cost	481	30	138	7	656
Benefits paid	(570)	(10)	(205)	(15)	(800)
Actuarial gains and losses	(188)	(16)	(49)	17	(236)
Exchange rate differences	—	—	(140)	—	(140)
At December 31, 2024	5,571	238	1,019	55	6,883

Recognized in the consolidated income statement	652	20	230	8	910
Recognized in the other comprehensive income	(188)	—	(49)	17	(220)

Summary of assumptions used for determining defined benefit obligations and quantitative impact

The principal assumptions used for determining the obligations under the plan described are as follows:

At December 31, 2024

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.38%	3.40%	11.00%	3.18%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

At December 31, 2023

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.17%	2.80%	9.25%	3.17%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

A quantitative sensitivity analysis for significant assumptions impacting defined benefits obligation at December 31, 2024 and December 31, 2023 is reported as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Turnover rate +1,00%	24	19
Turnover rate -1,00%	(28)	(21)
Inflation rate +0,25%	80	82
Inflation rate -0,25%	(78)	(80)
Annual discount rate +0,25%	(107)	(111)
Annual discount rate -0,25%	111	115